Employee benefit expenses (Tables)	12 Months Ended
Jun. 30, 2020
Employee benefit expenses
Schedule of employee benefit expenses

	2018	2019	2020
	RMB	RMB	RMB
Wages and salaries	388,238	533,505	514,267
Contributions to defined contribution plans	52,898	64,118	67,239
	441,136	597,623	581,506